Alternative Energy Finance Corporation (AEFC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans and Leases Receivable, Net Amount	$ 13,293	$ 12,204	$ 12,689
Impaired Financing Receivable, Unpaid Principal Balance	7,577
Gain (Loss) on Disposition of Assets	$ 12,000